Stock Compensation Plan	12 Months Ended
Dec. 31, 2025
Stock Compensation Plan
Stock Compensation Plan

17. Stock Compensation Plan

Equity Incentive Plan

In October 2021, the Company adopted the 2021 Stock Incentive Plan (“2021 Plan”) that provided for the issuance of common stock to employees, nonemployee directors, and consultants. Recipients of incentive stock options are eligible to purchase shares of common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The 2021 Plan provided for the grant of incentive stock options, non-statutory stock options, restricted stock, restricted stock units, stock awards and stock appreciation rights. The maximum contractual term of options granted under the 2021 Plan is ten years. The maximum number of shares initially available for issuance under the 2021 Plan was 6,000,000. No further options are available to be issued under the 2021 Plan.

In November 2022, the Company adopted the 2022 Equity Incentive Plan (“2022 Plan”) that provides for the issuance of common stock to employees, nonemployee directors, and consultants. Recipients of incentive stock options are eligible to purchase shares of common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The 2022 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock, restricted stock units, stock awards and stock appreciation rights. The maximum contractual term of options granted under the 2022 Plan is ten years. The number of shares of the Company’s common stock initially reserved for issuance under the 2022 Plan is equal to 5,000,000, subject to an annual increase, to be added on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2023 and continuing until, and including, the fiscal year ending December 31, 2033, equal to the lesser of 5% of the number of shares of the Company’s common stock outstanding on such date or an amount determined by the Company’s board of directors. On January 1, 2025, the Company added 3,603,403 shares to the 2022 Plan. As of December 31, 2025, 385,036 shares remain available for future grant under the Plan.

In June 2024, the Company adopted the 2024 Inducement Equity Incentive Plan (“2024 Plan”). The 2024 Plan will be used exclusively for the grant of equity awards to individuals who were not previously employees or directors of the Company, or following a bona fide period of non-employment, as an inducement material to such individuals entering into employment with the Company, pursuant to Nasdaq Listing Rule 5635(c)(4). Recipients of stock options are eligible to purchase shares of common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The 2024 Plan provides for the grant of non-statutory stock options, restricted stock, restricted stock units, stock awards and stock appreciation rights. The maximum contractual term of options granted under the 2024 Plan is ten years. The number of shares of the Company’s common stock initially reserved for issuance under the 2024 plan is equal to 2,500,000. As of December 31, 2025, 915,000 shares remain available for future grant under the 2024 Plan.

2025 Inducement Equity Incentive Plan

On July 16, 2025, upon recommendation of the Compensation Committee of the Company’s Board, the Board approved and adopted the Company’s 2025 Inducement Equity Incentive Plan (the “Inducement Equity Plan”), and subject to the adjustment provisions of the Inducement Equity Plan, reserved 2,000,000 shares of Common Stock for issuance of equity awards under the Inducement Equity Plan. The Company expects to issue awards under the Inducement Equity Plan to new hires from Renergen upon completion of the acquisition, which occurred in January 2026 (Note 21).

The Inducement Equity Plan was approved and adopted without stockholder approval pursuant to Nasdaq Listing Rule 5635(c)(4). The Inducement Equity Plan provides for grants of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards (consisting of performance shares or performance units) and other cash-based or stock-based awards (each, an “Inducement Award”). In addition, the Board also approved and adopted forms of Notice of Grant of Restricted Stock and Restricted Stock Agreement, and Notice of Grant of Stock Option and Stock Option Agreement for use with the Inducement Equity Plan. The terms and conditions of the Inducement Equity Plan are intended to comply with the Nasdaq inducement award rules.

In accordance with Nasdaq Listing Rule 5635(c)(4), the only persons eligible to receive grants of Inducement Awards are individuals who were not previously employees or directors of the Company (or following a bona fide period of non-employment), as an inducement material to the individuals’ entry into employment with the Company. As of December 31, 2025, 2,000,000 shares remain available for future grant under the Inducement Equity Plan.

QLE 2024 Equity Incentive Plan

In March 2024, the Company adopted the QLE 2024 Equity Incentive Plan (“QLE 2024 Plan”). The QLE 2024 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock, restricted stock units, stock awards, performance awards and stock appreciation rights to employees, nonemployee directors, and consultants. The maximum contractual term of options granted under the QLE 2024 Plan is ten years and incentive stock options granted under the QLE 2024 Plan shall not exceed 50% of the maximum number of shares or units of common equity that may be issued under the QLE 2024 Plan. The maximum number of shares or units of QLE’s common equity that may be issued under the QLE 2024 Plan is equal to 15% of the common equity deemed outstanding as of the effective date of the QLE 2024 Plan. As of December 31, 2025, no common equity deemed outstanding remain available for future grant under the QLE 2024 Plan.

In September 2025, QLE granted restricted stock units (“September 2025 RSUs”) totaling 11% of the common equity deemed outstanding to certain officers, employees and directors of QLE. The September 2025 RSUs will vest subject to the occurrence of a Listing Event and, if applicable, an additional service-based vesting condition. A Listing Event shall mean the consummation of any of the following transactions by QLE, a corporate successor to QLE or a holding company established with respect to QLE’s equity securities in connection with any of the following transactions (a “Public Issuer”): (i) a listing of common equity of QLE (or the common equity of such Public Issuer) through acquisition by or merger of such Public Issuer with a special purpose acquisition company or another entity listed on the NYSE or NASDAQ, (ii) a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act and in connection with such offering the common equity of QLE is listed for trading on the Nasdaq, the NYSE or another exchange or marketplace approved by the Board, or (iii) a direct listing of common equity of QLE (or the common equity securities of the Public Issuer) on the NYSE or Nasdaq.

In October 2025, QLE granted restricted stock units (“October 2025 RSU”) totaling 4% of the common equity deemed outstanding to a certain related party in conjunction with a consulting agreement. The October 2025 RSU will vest subject to the occurrence of a Listing Event and, if applicable, an additional service-based vesting condition.

Since the vesting of the September 2025 RSUs and October 2025 RSU are based on a liquidity event, no compensation cost will be recognized until the Performance Goal (Listing Event) is consummated. However, the fair value of the awards is calculated at the date of grant, which results in a total fair value of approximately $37.4 million.

Stock Options

The following table sets forth the activity for the Company’s stock options during the periods presented:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	2,766,000	$1.91	8.4	$231,000
Forfeited	(35,000)	$2.00
Outstanding as of December 31, 2024	2,731,000	$1.90	7.4	$7,171,930
Granted	205,000	$6.16
Exercised	(1,708,000)	$1.85
Forfeited	(420,000)	$2.00
Outstanding as of December 31, 2025	808,000	$3.06	7.3	$2,020,050
Exercisable as of December 31, 2025	612,716	$2.07	6.5	$2,020,050
Vested or expected to vest as of December 31, 2025	808,000	$3.06	7.3	$2,020,050

There were 205,000 options granted with a weighted average grant date fair value of $3.53 in the year ended December 31, 2025. No options were granted in the year ended December 31, 2024. Cashless exercises of options to purchase 1,705,000 shares of common stock were executed, resulting in the issuance of 1,337,245 shares of common stock and proceeds of $41 resulting from the rounding of shares that were issued in the year ended December 31, 2025. Cash exercises of options to purchase 3,000 shares of common stock were executed for proceeds of $6,000 in the year ended December 31, 2025.

The Company recorded stock compensation from options of $0.3 million and $0.8 million for the year ended December 31, 2025 and 2024, respectively. As of December 31, 2025, there was $0.7 million of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan, which is expected to be recognized over a weighted average period of approximately 0.8 years.

Stock Awards

In October 2021, the Company issued 1,500,000 shares of restricted common stock to its Chief Executive Officer. The number of shares that vest is dependent on achieving certain performance conditions and dependent market conditions upon the third anniversary from the date of grant. The Company determined that the fair value of this award was $0.25 per share for a total value of $0.4 million. The Company determined the performance condition probable and recognized stock-based compensation expense of $0.4 million for the year ended December 31, 2024.

The Company recorded stock-based compensation expense from stock awards totaling $15.7 million and $7.8 million for the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025, there is $21.3 million of unrecognized stock-based compensation expense related to the non-vested portion of restricted stock awards that is expected to be recognized over the next 2.3 years.

The following table summarizes awards and vesting of restricted common stock:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested as of December 31, 2023	4,489,186	$1.42
Granted	2,523,554	$3.79
Vested	(3,873,037)	$1.76
Forfeited and retired	(325,000)	$1.19
Unvested as of December 31, 2024	2,814,703	$3.24
Granted	4,275,967	$6.77
Vested	(2,920,715)	$4.93
Unvested as of December 31, 2025	4,169,955	$5.68

Stock-based Compensation Expense

Stock-based compensation expense for all stock awards recognized in the accompanying consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Selling, general and administrative	$15,788	$8,231
Research and development	236	330
Total	$16,024	$8,561